UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2016 to November 30, 2016

Commission File Number of issuing entity: 333-192513-05

Central Index Key Number of issuing entity: 0001632092

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2015-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-192513

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Mark McCastlain, Phone: 214-292-2709

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

38-7133223

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

Santander Consumer is not required to retain any of the securities issued by the issuing entity under the SEC’s credit risk retention rules, 17. C.F.R Part 246 (“Regulation RR”), because the securities were issued prior to the compliance date for Regulation RR. The depositor and its affiliates pledge any retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time.

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

On December 13, 2016, Santander Drive Auto Receivables LLC and Santander Consumer USA Inc. entered into an amendment to the Sale and Servicing Agreement dated February 25, 2015.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 10.5     First Amendment to Sale and Servicing Agreement, dated December 13, 2016

Exhibit 99.1     Monthly Servicer’s Certificate dated December 7, 2016

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 7, 2016

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2015-1
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

By: /s/ Steven R. Mark
Name: Steven R. Mark
Title: Senior Vice President, Treasury

EXHIBIT INDEX

Exhibit No.	Description

10.5	First Amendment to Sale and Servicing Agreement, dated December 13, 2016

99.1	Monthly Servicer’s Certificate dated December 7, 2016

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